Segmented information (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) segment manufacturer	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment	4
Number of OEM's, more than | manufacturer	20
Number of countries which company sells to, more than | manufacturer	60
Goodwill	$ 3,008	$ 23,352	$ 41,500
Long-term investments	31,111	33,324
Westport Operations [Member]
Segment Reporting Information [Line Items]
Goodwill	3,008	23,352
Long-term investments	546	426
Corporate And Technology Investments [Member]
Segment Reporting Information [Line Items]
Long-term investments	$ 30,565	$ 32,898